Derivative Financial Instruments and Hedge Accounting - Summary of Instruments to Hedge Exposures to Changes in Interest Rates and Foreign Currency Risk Associated with Borrowings (Detail) - Financial assets - derivative financial instruments [member]
£ in Millions
12 Months Ended
Dec. 31, 2018 GBP (£)
Interest rate risk [member]
Disclosure of detailed information about hedging instruments [line items]
Carrying amount of hedging instruments	£ 13
Change in fair value of hedging instrument used to determine hedge ineffectiveness	(7)
Nominal amounts of hedging instruments	404
Currency risk [member]
Disclosure of detailed information about hedging instruments [line items]
Carrying amount of hedging instruments	51
Change in fair value of hedging instrument used to determine hedge ineffectiveness	3
Nominal amounts of hedging instruments	£ 404